Leases - Schedule of ROU Assets Relates to Building and Leasehold Improvements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Leases [Abstract]
Beginning balance	$ 498	$ 335
Additions	127	236
Disposals	(6)	(1)
Amortization	(50)	(72)
Ending balance	$ 569	$ 498